UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04356

Franklin California Tax-Free Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: (650) 312-2000

Date of fiscal year end: 6/30

Date of reporting period: 6/30/15

Item 1. Proxy Voting Records.

Franklin California Insured Tax-Free Income Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

Franklin California Intermediate-Term Tax-Free Income Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

Franklin California Tax-Exempt Tax-Free Income Fund

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Franklin California Tax-Free Trust

By (Signature and Title)* __/s/LAURA F. FERGERSON_____

Laura F. Fergerson,

Chief Executive Officer – Finance and Administration

Date August 26, 2015

* Print the name and title of each signing officer under his or her signature.